As filed with the Securities and Exchange Commission on February 13, 2015

Securities Act File No. 333-183945

Investment Company Act File No. 811-22747

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 43	☒

(Check appropriate box or boxes)

ALPS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of Principal Executive Offices)

303-623-5277

(Registrant’s Telephone Number, including Area Code)

JoEllen L. Legg, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Copy to:

Robert Robertson, Esq.

Dechert LLP

2010 Main Street, Suite 500

Irvine, California  92614

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On February 27, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 32 to its Registration Statement until February 27, 2015.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940, filed on October 1, 2014, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 41 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 13th day of February, 2015.

ALPS SERIES TRUST

(Registrant)

By:  /s/ Jeremy O. May

President

Pursuant to the requirements of the Securities Act of 1933, this registrant statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeremy O. May

President, Trustee and Chairman

February 13, 2015

Jeremy O. May

/s/ Cheryl Burgermeister

Trustee

February 13, 2015

Cheryl Burgermeister*

/s/ J. Wayne Hutchens

Trustee

February 13, 2015

J. Wayne Hutchens*

/s/ Patrick Seese

Trustee

February 13, 2015

Patrick Seese*

/s/ Kimberly R. Storms

   Treasurer

February 13, 2015

Kimberly R. Storms

* Signature affixed by JoEllen L. Legg pursuant to a Power of Attorney dated October 30, 2012.